Inventories - Schedule of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [line items]
Raw materials	€ 1,453	€ 1,550	€ 1,474
Work in process	5,296	5,316	4,985
Finished goods	2,682	2,800	2,501
Total	9,431	9,666	8,960
Gross value
Disclosure of inventories [line items]
Raw materials	1,588	1,676	1,613
Work in process	5,777	5,869	5,663
Finished goods	2,899	3,045	2,748
Total	10,264	10,590	10,024
Allowances
Disclosure of inventories [line items]
Raw materials	135	126	139
Work in process	481	553	678
Finished goods	217	245	247
Total	€ 833	€ 924	€ 1,064